Accrued Expenses (Details Narrative) (10-K) - USD ($)	12 Months Ended
	Dec. 31, 2019	Sep. 30, 2020	Dec. 31, 2018
Employee tax obligations, term	36 months
Accrued payroll taxes, current	$ 210,900		$ 149,019
Interest expenses	75,704	$ 573,150	52,209
Argentine [Member]
Accrued payroll taxes, current	$ 134,989		$ 113,670